INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Recognized losses	$ (189)	$ (279)
Recognized DTA	53	76
Non-recognized losses	(9,260)	(9,212)
Non-recognized DTA	1,927	1,911
Recognized credits	(75)	(121)
Recognized DTA	75	121
Non-recognized credits	(567)	(492)
Non-recognized DTA	137	115
0-5 years
Income taxes
Recognized losses	(15)	0
Recognized DTA	3	0
Non-recognized losses	0	(1,546)
Non-recognized DTA	0	387
Recognized credits	(2)	(19)
Recognized DTA	2	19
Non-recognized credits	0	0
Non-recognized DTA	0	0
6-10 years
Income taxes
Recognized losses	0	(107)
Recognized DTA	0	27
Non-recognized losses	0	(1,006)
Non-recognized DTA	0	252
Recognized credits	(73)	(102)
Recognized DTA	73	102
Non-recognized credits	0	0
Non-recognized DTA	0	0
More than 10 years
Income taxes
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	(707)	0
Non-recognized DTA	131	0
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	0	0
Non-recognized DTA	0	0
Indefinite
Income taxes
Recognized losses	(174)	(172)
Recognized DTA	50	49
Non-recognized losses	(8,553)	(6,660)
Non-recognized DTA	1,796	1,272
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	(567)	(492)
Non-recognized DTA	$ 137	$ 115